UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM	1. SCHEDULE OF INVESTMENTS

[INSERT Schedule of Investments]

SALOMON BROTHERS

VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE HIGH YIELD FUND

FORM N-Q

SEPTEMBER 30, 2004

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	September 30, 2004

Face Amount	Security	Value

CORPORATE BONDS AND NOTES - 70.7%
Basic Industries - 15.0%
$ 175,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30 (a)	$174,125
175,000	Acetex Corp., Sr. Notes., 10.875% due 8/1/09	193,375
75,000	Ainsworth Lumber Co. Ltd., 7.250% due 10/1/12 (b)	76,125
25,000	Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11	28,250
150,000	AK Steel Corp., 7.875% due 2/15/09 (a)	149,625
150,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	171,750
75,000	Appleton Papers Inc., Sr. Notes., 9.750% due 6/15/14 (b)	77,625
150,000	Applied Extrusion Technologies Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (a)(c)	89,250
175,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	189,875
150,000	Berry Plastics Corp., 10.750% due 7/15/12	170,250
100,000	Blue Ridge Paper Products Inc., 9.500% due 12/15/08	84,500
175,000	Bowater Inc., Notes, 6.500% due 6/15/13 (a)	170,677
	Buckeye Technologies Inc., Sr. Sub. Notes:
75,000	9.250% due 9/15/08 (a)	75,375
100,000	8.000% due 10/15/10	98,500
50,000	Compass Minerals Group Inc., 10.000% due 8/15/11	56,250
200,000	Equistar Chemicals LP/Equistar Funding Corp., 10.625% due 5/1/11	229,000
100,000	FMC Corp., 7.000% due 5/15/08	106,500
100,000	Hercules Inc., 6.750% due 10/15/29 (b)	102,500
150,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (b)	174,750
	Huntsman International LLC,
75,000	9.875% due 3/1/09	83,062
150,000	10.125% due 7/1/09 (a)	158,250
150,000	Imco Recycling Inc., Secured Notes, 10.375% due 10/15/10	165,750
150,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	168,000
125,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	138,438
75,000	Jefferson Smurfit Corp. US, 8.250% due 10/1/12	83,063
125,000	Kinetek Inc., 10.750% due 11/15/06	116,250
175,000	Koppers Inc., 9.875% due 10/15/13	194,250
175,000	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12 (a)	203,875
75,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	86,625
160,000	Millennium America Inc., 9.250% due 6/15/08 (a)	177,200
250,000	Mueller Holdings Inc., (zero coupon until 4/15/09, 14.750% thereafter) due 4/15/14 (b)(d)	161,875
175,000	Newark Group Inc, 9.750% due 3/15/14 (b)	181,125
150,000	NewMarket Corp., 8.875% due 5/1/10	162,750
50,000	OM Group Inc., 9.250% due 12/15/11	52,375
175,000	OMI Corp., 7.625% due 12/1/13	180,469
150,000	Owens-Brockway, 7.750% due 5/15/11	160,500
265,000	Plastipak Holdings Inc., 10.750% due 9/1/11	296,800
75,000	Pliant Corp., Secured Notes, 11.125% due 9/1/09	78,375
175,000	Portola Packaging Inc., 8.250% due 2/1/12 (a)	138,250
170,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	143,650
	Resolution Performance Products LLC, Sr. Notes:
50,000	9.500% due 4/15/10 (a)	51,875
125,000	13.500% due 11/15/10 (a)	121,875

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Basic Industries - 15.0% (continued)
	Rhodia S.A.:
	Sr. Notes:
$ 50,000	7.625% due 6/1/10	$46,875
75,000	10.250% due 6/1/10 (a)	78,000
100,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	87,500
150,000	Smurfit Capital Funding Plc, 7.500% due 11/20/25	150,000
	Stone Container Corp., Sr. Notes:
25,000	9.750% due 2/1/11	27,813
100,000	8.375% due 7/1/12	110,750
25,000	7.375% due 7/15/14 (b)	26,312
150,000	Tekni-Plex Inc., Secured Notes, 8.750% due 11/15/13 (b)	143,250
250,000	Tembec Industries Inc., 8.625% due 6/30/09	257,500
100,000	THL Buildco (Nortek Inc.), Sr. Sub. Notes, 8.500% due 9/1/14 (b)	105,250
150,000	Titan Corp., 8.000% due 5/15/11	156,750
75,000	United Agri Products, 8.250% due 12/15/11 (b)	81,375
49,000	Westlake Chemical Corp., 8.750% due 7/15/11	55,247
150,000	Wolverine Tube Inc., 7.375% due 8/1/08 (b)	149,250

		7,198,856

Consumer Cyclicals - 7.8%
175,000	AMF Bowling Worldwide Inc., Sr. Sub. Notes, 10.000% due 3/1/10 (b)	186,375
58,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	57,130
50,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07	41,500
150,000	Carrols Corp., Sr. Notes, 9.500% due 12/1/08	154,500
250,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% therafter), due 3/15/14 (d)	173,125
100,000	Cole National Group, Sr. Sub. Notes, 8.625% due 8/15/07	102,250
175,000	CSK Auto Inc, 7.000% due 1/15/14	170,187
150,000	Equinox Holdings Inc., 9.000% due 12/15/09 (a)	155,250
125,000	Eye Care Centers of America, 9.125% due 5/1/08	125,625
7,000	Felcor Lodging L.P., 9.500% due 9/15/08 (a)	7,385
400,000	Finlay Fine Jewelry Corp., 8.375% due 6/1/12 (b)	432,000
175,000	Friendly Ice Cream Corp., 8.375% due 6/15/12	168,875
	Host Marriott L.P.,
50,000	7.125% due 11/1/13	52,750
25,000	Series E, 8.375% due 2/15/06	26,500
50,000	Series I, 9.500% due 1/15/07	55,625
150,000	Interface Inc., 9.500% due 2/1/14	156,000
125,000	Jean Coutu Group Inc., 8.500% due 8/1/14 (b)	124,688
50,000	John Q. Hammons Hotels LP, 1st Mortgage Notes, Series B, 8.875% due 5/15/12	56,000
150,000	Kerzner International Ltd, 8.875% due 8/15/11	165,187
25,000	LCE Acquisition Corp., 9.000% due 8/1/14 (b)	25,938
125,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	128,125
	Levi Strauss & Co.:
100,000	Notes, 7.000% due 11/1/06 (a)	100,500
	Sr. Notes:
65,000	11.625% due 1/15/08 (a)	67,438
110,000	12.250% due 12/15/12 (a)	116,875
	Meristar Hospitality Corp., Sr. Notes:
50,000	9.000% due 1/15/08	52,500
125,000	9.125% due 1/15/11 (a)	131,563

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Consumer Cyclicals - 7.8% (continued)
$ 50,000	Petco Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	$58,250
150,000	Prime Hospitality Corp., 8.375% due 5/1/12 (a)	170,625
	Saks Inc.:
50,000	9.875% due 10/1/11	59,750
35,000	7.000% due 12/1/13 (a)	35,875
200,000	Sbarro Inc, 11.000% due 9/15/09 (a)	188,000
	Six Flags Inc., Sr. Notes:
75,000	9.750% due 4/15/13 (a)	71,250
25,000	9.625% due 6/1/14 (a)	23,500
100,000	Tommy Hilfiger USA, 6.850% due 6/1/08 (a)	104,250

		3,745,391

Consumer Non-Cyclicals - 12.5%
150,000	aaiPharma Inc., 11.500% due 4/1/10 (a)(d)	97,500
75,000	Allied Security Escrow Corp., 11.375% due 7/15/11 (b)	79,125
75,000	Ahold Finance USA Inc., Sr. Sub. Notes, 8.250% due 7/15/10	84,937
47,287	Ahold Lease USA, Inc., Series A-1, 7.820% due 1/2/20 (d)	50,153
150,000	AmeriPath, Inc., 10.500% due 4/1/13	153,750
150,000	Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09	171,000
75,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	76,313
175,000	Boyd Gaming Corp., Sr. Notes, 6.750% due 4/15/14	178,938
75,000	Cadmus Communications Corp., Sr. Notes, 8.375% due 6/15/14 (b)	81,187
	Caesars Entertainment Inc., Sr. Notes:
50,000	9.375% due 2/15/07	55,875
100,000	8.125% due 5/15/11 (a)	116,000
100,000	7.000% due 4/15/13	111,750
100,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	98,000
67,875	Dade Behring Holdings Inc., 11.910% due 10/3/10	77,547
75,000	Del Monte Corp., Sr. Sub Notes, Series B, 9.250% due 5/15/11	82,875
	Doane Pet Care Co.:
25,000	Sr. Notes, 10.750% due 3/1/10 (a)	26,812
150,000	Sr. Sub. Notes, 9.750% due 5/15/07	144,375
75,000	Extendicare Health Services Inc., 9.500% due 7/1/10	84,562
175,000	FTD Inc., 7.750% due 2/15/14	175,437
100,000	Genesis HealthCare Corp., 8.000% due 10/15/13	109,500
175,000	Herbst Gaming Inc., 8.125% due 6/1/12 (b)	180,250
125,000	Hines Nurseries Inc., 10.250% due 10/1/11	133,125
165,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08 (a)	143,550
250,000	IASIS Healthcare LLC., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	263,125
100,000	Icon Health & Fitness Inc., 11.250% due 4/1/12	107,500
150,000	Inn of the Mountain Gods Resort & Casino, 12.000% due 11/15/10	172,500
75,000	Insight Health Services Corp., 9.875% due 11/1/11 (a)	75,375
185,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	210,438
150,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (b)	159,750
	MGM Mirage, Sr. Notes:
175,000	8.375% due 2/1/11 (a)	194,031
25,000	6.750% due 9/1/12 (b)	26,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Consumer Non-Cyclicals - 12.5% (continued)
$ 50,000	Nash Finch Co, 8.500% due 5/1/08 (a)	$51,688
75,000	Pilgrim’s Pride Corp., 9.250% due 11/15/13	82,875
	Pinnacle Entertainment Inc.:
50,000	8.250% due 3/15/12	50,375
100,000	8.750% due 10/1/13 (a)	103,000
225,000	Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	213,188
150,000	Playtex Products Inc., 9.375% due 6/1/11 (a)	154,500
	Rite Aid Corp.:
25,000	7.125% due 1/15/07	25,313
195,000	11.250% due 7/1/08 (a)	213,038
100,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	101,500
150,000	Simmons Bedding Co., 7.875% due 1/15/14 (b)	156,750
175,000	Station Casinos Inc., 6.875% due 3/1/16	180,688
50,000	Swift & Co., 10.125% due 10/1/09	55,125
50,000	Sybron Dental Specialties Inc., 8.125% due 6/15/12	54,375
	Tenet Healthcare Corp.:
200,000	Notes, 7.375% due 2/1/13 (a)	189,000
	Sr. Notes:
75,000	6.500% due 6/1/12	67,500
75,000	6.875% due 11/15/31	59,812
75,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	81,375
120,000	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	126,000
100,000	Venetian Casino Resort LLC, 11.000% due 6/15/10	116,250
50,000	Vicar Operating Inc., 9.875% due 12/1/09	55,500
150,000	VWR International Inc, 8.000% due 4/15/14 (b)	159,375

		6,018,507

Energy - 7.7%
100,000	BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08	107,000
275,000	Chesapeake Energy Corp., 7.500% due 6/15/14 (a)	301,812
	Dynegy Holdings Inc.:
	Debentures:
225,000	7.125% due 5/15/18	198,000
250,000	7.625% due 10/15/26	217,500
150,000	Sr. Secured Notes, 9.875% due 7/15/10 (b)	170,250
	El Paso Corp.:
275,000	Notes, 7.875% due 6/15/12 (a)	274,312
300,000	Sr. Notes, 7.800% due 8/1/31	264,750
200,000	Exco Resources Inc., 7.250% due 1/15/11	213,000
225,000	Forest Oil Corp., 8.000% due 12/15/11	253,687
	Hanover Compressor Co.:
150,000	Sr. Notes, 8.625% due 12/15/10	163,500
125,000	Sub. Notes, zero coupon due 3/31/07	106,250
150,000	Key Energy Services Inc., 8.375% due 3/1/08	159,000
215,000	Magnum Hunter Resources Inc., 9.600% due 3/15/12 (a)	244,025
100,000	Pogo Producing Co., 8.250% due 4/15/11	110,500
100,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	108,250
150,000	Swift Energy Co., 9.375% due 5/1/12	168,750
175,000	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11 (a)	188,125

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Energy - 7.7% (continued)
	Williams Cos. Inc., Sr. Notes.:
$ 75,000	7.625% due 7/15/19	$82,500
125,000	7.875% due 9/1/21	139,375
200,000	8.750% due 3/15/32	224,500

		3,695,086

Financial - 0.3%
123,463	Airplanes Pass Through Trust, Sr. Sub. Notes, 10.875% due 3/15/19 (c)	0
38,000	HMH Properties Inc., 7.875% due 8/1/08	39,282
100,000	Riddell Bell Holdings Inc., 8.375% due 10/1/12 (b)	102,125

		141,407

Housing Related - 0.9%
125,000	Associated Materials Inc., 9.750% due 4/15/12	144,063
100,000	Norcraft Co. LP/Norcraft Finance Corp., 9.000% due 11/1/11 (b)	109,500
175,000	Ply Gem Industries Inc., 9.000% due 2/15/12 (b)	175,438

		429,001

Manufacturing - 4.5%
275,000	Alliant Techsystems Inc., 8.500% due 5/15/11	301,125
75,000	Case New Holland Inc., Sr. Notes., 9.250% due 8/1/11 (b)	84,375
150,000	General Binding Corp., 9.375% due 6/1/08	153,375
175,000	Invensys PLC, 9.875% due 3/15/11 (a)(b)	180,250
75,000	Keystone Automotive Operations Inc., 9.750% due 11/1/13	81,000
100,000	L-3 Communications Corp., 7.625% due 6/15/12	110,500
50,000	NMHG Holding Co., 10.000% due 5/15/09	55,250
75,000	Park-Ohio Industries Inc., 9.250% due 12/1/07	76,500
125,000	Rexnord Corp., 10.125% due 12/15/12	141,875
150,000	Sensus Metering Systems Inc., 8.625% due 12/15/13	153,750
	Sequa Corp., Sr. Notes:
75,000	8.875% due 4/1/08	81,750
75,000	9.000% due 8/1/09	82,875
	Tenneco Automotive Inc., Series B:
50,000	Sr. Secured Notes, 10.250% due 7/15/13	57,250
75,000	Sr. Sub. Notes, 11.625% due 10/15/09	79,500
	Terex Corp., Sr. Sub. Notes:
75,000	9.250% due 7/15/11	84,375
75,000	Series B, 10.375% due 4/1/11	85,125
189,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	216,877
125,000	Wesco Distribution Inc., 9.125% due 6/1/08	129,531

		2,155,283

Media - Cable - 7.7%
175,000	Atlantic Broadband Finance LLC, 9.375% due 1/15/14 (b)	166,688
	Cablevision Systems Corp., Sr. Notes:
225,000	5.670% due 4/1/09 (a)(b)(d)	235,125
50,000	8.000% due 4/15/12 (b)	52,500

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Media - Cable - 7.7% (continued)
	Charter Communications Holdings LLC:
	Sr. Discount Notes:
$ 100,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (d)	$81,250
125,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11(a)(d)	90,000
450,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (d)	281,250
35,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (d)	19,775
	Sr. Notes:
100,000	8.250% due 4/1/07 (a)	91,500
145,000	9.920% due 4/1/11 (a)(d)	112,375
25,000	10.000% due 5/15/11 (a)	19,375
75,000	CSC Holdings Inc., Sr. Sub. Notes, 10.500% due 5/15/16 (a)	85,500
25,000	Dex Media East LLC, 9.875% due 11/15/09	28,875
73,000	Dex Media Finance West LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	86,140
325,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter) due 11/15/13 (a)(d)	239,687
75,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	85,687
	Echostar DBS Corp.:
49,000	9.125% due 1/15/09	54,757
300,000	6.625% due 10/1/14 (b)	299,625
75,000	Houghton Mifflin Co., (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)(d)	45,750
	Insight Midwest LP, Sr. Notes:
25,000	9.750% due 10/1/09 (a)	26,250
110,000	10.500% due 11/1/10 (a)	121,000
100,000	Interep National Radio Sales Inc., Sr. Sub. Notes, Series B, 10.000% due 7/1/08	78,750
150,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13 (a)	164,250
80,000	Mediacom Broadband LLC, 11.000% due 7/15/13 (a)	85,600
100,000	Mediacom LLC, Sr. Notes., 9.500% due 1/15/13 (a)	96,750
125,000	MGM MIRAGE, 9.750% due 6/1/07	139,531
115,000	Nexstar Finance Holdings LLC/Nexstar Finance Holdings Inc., 1.000% due 4/1/13 (a)(d)	88,694
150,000	Nextmedia Operating Inc., 10.750% due 7/1/11	169,688
75,000	PanAmSat Corp, 9.000% due 8/15/14 (b)	78,375
125,000	Radio One Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	138,438
75,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (b)	91,313
150,000	Spanish Broadcasting System, 9.625% due 11/1/09	157,875
25,000	Vertis Inc., 9.750% due 4/1/09	27,000
	Yell Finance BV:
130,000	Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (a)(d)	128,050
23,000	Sr. Notes, 10.750% due 8/1/11	26,795

		3,694,218

Services and Other - 1.6%
	Allied Waste North America, Sr. Notes, Series B:
50,000	8.875% due 4/1/08	54,500
50,000	9.250% due 9/1/12	55,875
225,000	7.375% due 4/15/14 (a)	217,687
50,000	Brand Services Inc., 12.000% due 10/15/12	57,000
75,000	Cenveo Corp., 9.625% due 3/15/12	82,875
75,000	Iron Mountain Inc., 8.625% due 4/1/13	81,750

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Services and Other - 1.6% (continued)
	Muzak LLC:
$ 125,000	Sr. Notes, 10.000% due 2/15/09	$111,250
50,000	Sr. Sub. Notes, 9.875% due 3/15/09 (a)	37,000
125,000	Safety-Kleen Services, 9.250% due 6/1/08 (c)	313
75,000	Sitel Corp., 9.250% due 3/15/06	75,375

		773,625

Technology - 1.8%
	Amkor Technology Inc., Sr. Sub. Notes:
125,000	10.500% due 5/1/09 (a)	106,875
50,000	7.125% due 3/15/11 (a)	41,250
475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	387,125
200,000	Nortel Networks Ltd., 6.125% due 2/15/06 (a)	205,000
125,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09	133,750

		874,000

Telecommunications - 5.7%
169,000	Alamosa Delaware Inc., zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09 (d)	174,915
	American Tower Corp., Sr. Notes:
121,000	9.375% due 2/1/09 (a)	128,865
50,000	5.000% due 2/15/10	49,500
75,000	7.500% due 5/1/12 (a)	76,875
150,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (b)	143,812
	Crown Castle International Corp.:
	Sr. Notes:
75,000	9.375% due 8/1/11	86,625
90,000	10.750% due 8/1/11 (a)	100,575
50,000	7.500% due 12/1/13	52,625
50,000	Series B, 7.500% due 12/1/13	52,625
	Nextel Communications Inc., Sr. Notes:
150,000	6.875% due 10/31/13	156,750
375,000	7.375% due 8/1/15	405,000
150,000	Qwest Corp., 8.875% due 3/15/12 (b)	165,750
	Qwest Services Corp.:
450,000	13.500% due 12/15/10 (b)	527,625
27,000	14.000% due 12/15/14 (b)	32,805
	SBA Communications Corp.:
125,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (d)	101,875
225,000	Sr. Notes, 10.250% due 2/1/09 (a)	241,875
75,000	Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10	81,000
125,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	128,125

		2,707,222

Transportation - 0.3%
	Continental Airlines, Inc., Pass-Through Certificates:
100,000	7.250% due 11/1/05	90,520
72,882	6.541% due 9/15/08	62,884

		153,404

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Utilities - 4.9%
	The AES Corp., Sr. Notes:
$ 50,000	9.500% due 6/1/09	$56,125
150,000	9.375% due 9/15/10	169,687
25,000	7.750% due 3/1/14	25,937
151,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (b)	173,650
125,000	Calpine Canada Energy Finance LLC, Sr. Notes, 8.500% due 5/1/08 (a)	86,875
	Calpine Corp.:
270,000	Second Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)(b)	207,900
50,000	Sr. Notes, 7.875% due 4/1/08 (a)	34,000
100,000	Calpine Generating Co. LLC, Secured Notes, 11.169% due 4/1/11 (a)(b)(d)	90,500
	Edison Mission Energy, Sr. Notes:
125,000	7.730% due 6/15/09	131,875
25,000	10.000% due 8/15/08	29,375
175,000	9.875% due 4/15/11	204,750
	Mirant Americas Generation LLC:
50,000	7.625% due 5/1/06 (c)	44,500
300,000	8.300% due 5/1/11 (c)	265,500
125,000	Sr. Notes, 9.125% due 5/1/31(c)	110,000
350,000	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (b)	376,688
150,000	Reliant Energy Inc., Secured Notes, 9.250% due 7/15/10	161,813
175,000	Reliant Resources Inc., Secured Notes, 9.500% due 7/15/13	190,969

		2,360,144

	TOTAL CORPORATE BONDS (Cost - $32,641,102)	33,946,144

SOVEREIGN BONDS - 21.9%
Argentina - 0.4%
	Republic of Argentina:
115,000	2.438% due 3/31/23	59,800
220,000	Par Bond, Series L-GP, 6.000% due 3/31/23	116,050

		175,850

Brazil - 5.6%
	Federative Republic of Brazil:
250,000	12.250% due 3/6/30	310,000
1,010,000	11.000% due 8/17/40	1,134,230
422,198	C Bond, 8.000% due 4/15/14	417,712
776,473	DCB, Series L, 2.125% due 4/15/12 (d)	719,693
57,692	FLIRB, 2.063% due 4/15/09 (b)	55,962
58,826	NMB, 2.125% due 4/15/09 (b)	57,502

		2,695,099

Bulgaria - 0.2%
65,000	Republic of Bulgaria, 8.250% due 1/15/15	80,356

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

Colombia - 1.1%
	Republic of Colombia:
$ 25,000	9.750% due 4/23/09	$28,188
75,000	10.500% due 7/9/10	86,625
75,000	10.000% due 1/23/12	83,269
125,000	10.750% due 1/15/13	143,594
100,000	11.750% due 2/25/20	122,575
50,000	10.375% due 1/28/33	54,625

		518,876

Ecuador - 0.9%
	Republic of Ecuador:
405,000	12.000% due 11/15/12	400,747
55,000	8.000% due 8/15/30	44,962

		445,709

El Salvador - 0.1%
25,000	Republic of El Salvador, 7.750% due 1/24/23	26,969

Germany - 0.3%
	Aries Vermoegensverwaltungs GmbH, Russian Federation Credit-Linked Notes,
125,000	Series C, 9.600% due 10/25/14 (b)	140,938

Malaysia - 0.2%
100,000	Petronas Capital Ltd, 7.875% due 5/22/22	120,104

Mexico - 4.0%
	United Mexican States:
10,000	7.500% due 1/14/12	11,282
195,000	6.375% due 1/16/13	205,871
808,000	5.875% due 1/15/14	821,332
410,000	6.625% due 3/3/15	435,420
50,000	11.375% due 9/15/16	73,625
345,000	8.300% due 8/15/31	393,214

		1,940,744

Panama - 0.3%
	Republic of Panama:
85,907	2.750% due 7/17/16	78,176
40,000	9.375% due 1/16/23	43,600

		121,776

Peru - 0.9%
	Republic of Peru:
25,000	9.125% due 2/21/12	27,969
150,000	9.875% due 2/6/15	173,250
200,000	4.500% due 3/7/17	177,250
50,000	8.750% due 11/21/33	49,875
22,000	PDI, 5.000% due 3/7/17	20,130

		448,474

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

The Philippines - 1.1%
	Republic of the Philippines:
$ 33,333	1.000% due 6/1/08	$30,916
25,000	9.000% due 2/15/13 (a)	25,875
125,000	9.375% due 1/18/17	131,869
50,000	9.875% due 1/15/19	51,625
275,000	10.625% due 3/16/25	294,938

		535,223

Russia - 4.3%
	Russian Federation:
115,000	8.250% due 3/31/10	125,350
135,000	11.000% due 7/24/18	176,850
25,000	12.750% due 6/24/28	38,156
1,810,000	5.000% due 3/31/30 (d)	1,742,125

		2,082,481

South Africa - 0.3%
	Republic of South Africa:
25,000	9.125% due 5/19/09	29,719
100,000	6.500% due 6/2/14	107,000

		136,719

Turkey - 1.1%
	Republic of Turkey:
200,000	11.500% due 1/23/12	249,500
25,000	11.000% due 1/14/13	30,750
25,000	9.500% due 1/15/14	28,500
145,000	11.875% due 1/15/30	200,825

		509,575

Venezuela - 1.1%
	Republic of Venezuela:
225,000	5.375% due 8/7/10	203,175
250,000	9.250% due 9/15/27	246,750
75,000	9.375% due 1/13/34	74,212

		524,137

	TOTAL SOVEREIGN BONDS (Cost - $9,598,350)	10,503,030

LOAN PARTICIPATIONS (d)(e) - 0.6%
Morocco - 0.6%
294,798	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09
	(CS First Boston Corp. and J.P. Morgan Chase & Co.) (Cost - $280,686)	291,113

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Shares	Security	Value

COMMON STOCK - 1.1%
4,310	Continental AFA Dispensing Co. (f)	$23,705
2,972	NTL Inc. (a)	184,472
2,533	SpectraSite, Inc. (a)	117,785
4,902	Telewest Global Inc. (a)	56,961
22,438	UnitedGlobalCom Inc., Class A Shares (a)	167,612

	TOTAL COMMON STOCK (Cost - $544,596)	550,535

ESCROW SHARES (f)(g) - 0.0%
100,000	Breed Technologies Inc. (c)	0
125,000	Imperial Sugar Co.	0
75,000	Pillowtex Corp.	0
52,961	Vlassic Foods International Inc.	4,766

	TOTAL ESCROW SHARES (Cost - $0)	4,766

PREFERRED STOCK - 0.6%
213	Alamosa Holdings, Inc., Series B, 7.500%	125,244
6,000	Delphi Trust I, 8.250%	155,040
	TCR Holding Corp.:	0
219	Class B Shares (f)(g)	0
658	Class C Shares (f)(g)	1
318	Class D Shares (f)(g)	0
121	Class E Shares (f)(g)	0

	TOTAL PREFERRED STOCK (Cost - $228,903)	280,285

Warrants/ Rights
WARRANTS AND RIGHTS - 0.0%
40	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each
	warrant exercisable for 14.0953 shares of common stock.)	7,540
114,832	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the
	liquidation of ContiFinancial Corp. and its affiliates.)	2,296
504	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each
	warrant exercisable for 1 share of common stock.) (d)	1

	TOTAL WARRANTS AND RIGHTS (Cost - $4,133)	9,837

	SUB-TOTAL INVESTMENTS (Cost - $43,297,770)	45,585,710

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

Face Amount	Security	Value

REPURCHASE AGREEMENT - 5.5%
$ 1,000,000	Merrill Lynch & Co. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $1,000,051;
	(Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due
	10/8/04 to 8/4/28; Market value - $1,020,007)	$1,000,000
1,631,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $1,631,084;
	(Fully collateralized by various U.S. Government Agency Obligations,
	0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $1,663,623)	1,631,000

	TOTAL REPURCHASE AGREEMENT (Cost - $2,631,000)	2,631,000

	TOTAL INVESTMENTS - 100.4% (Cost - $45,928,770*)	48,216,710
	Liabilities in Excess of Other Assets - (0.4)%	(181,908)

	TOTAL NET ASSETS -100.0%	$48,034,802

LOANED SECURITIES COLLATERAL
$ 8,949,385	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $8,949,385)	$8,949,385

(a)	All or a portion of this security is on loan.
(b)	Security is exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Security is currently in default.
(d)	Rate shown reflects rate in effect at September 30, 2004 on instrument with variable rate or step coupon rates.
(e)	Participation interest were acquired through the financial institutions indicated parenthetically.
(f)	Security is valued in accordance with fair value procedures.
(g)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	-	Debt Conversion Bond.
FLIRB	-	Front-Loaded Interest Reduction Bond.
NMB	-	New Money Bond.
PDI	-	Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable High Yield Bond Fund (“Fund”) is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”); its primary investment objective is to maximize current income and secondarily to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are as follows:

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices. Debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities - The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

(d) Loan Participations - The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Investment Transactions - Security transactions are accounted for on trade date.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,058,172
Gross unrealized depreciation	(770,232)

Net unrealized appreciation	$2,287,940

At September 30, 2004, the Fund held loan participations with a total cost of $280,686 and a total market value of $291,113.

At September 30, 2004, the Fund loaned securities having a market value of $8,772,063. The Fund received cash collateral amounting to $8,949,385 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

ITEM	2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM	3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	November 24, 2004